TIFF INVESTMENT PROGRAM, INC. (TIP)

Supplement Dated September 30, 2013

to the Statement of Additional Information Dated April 30, 2013

Existing money manager, Smith Breeden Associates, Inc. (“Smith Breeden”), is expected to be acquired by Amundi Asset Management on or about September 30, 2013. Following the acquisition, Smith Breeden will become Amundi Smith Breeden, LLC (“Amundi Smith Breeden”). Effective as of the date of the acquisition, all references in this statement of additional information to Smith Breeden shall be references to Amundi Smith Breeden.

The following information is hereby added to or replaces similar information in the section entitled “Supplemental Discussion of Fund Management and Administration” on pages 2-4 of the statement of additional information:

Independent Directors

Amy B. Coleman Born 1967 Director since September 2013 2 Funds overseen

Principal Occupation(s) During the Past Five Years: Vice President and Chief Financial Officer, The Kresge Foundation, a private, national foundation that works to expand opportunities in America’s cities.

Other Directorships: Foundation Financial Officers Group, the Council of Michigan Foundations, Mt. Clemens Montessori Academy.

William F. McCalpin Born 1957 Director since February 2008 Board Chair since 2008 2 Funds overseen

Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Imprint Capital, an investment advisor exclusively focused on impact investing (2013 – present); Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 –present); Chair of the Board of Trustees of The Janus Funds (2008 –present).

Other Directorships: The Janus Funds (oversees 55 portfolios), FB Heron Foundation.

Board Leadership Structure and Oversight of Risk Management

The following provides an overview of the leadership structure of the TIP Board and the TIP Board’s oversight of TIP’s risk management process. The TIP Board consists of four directors, none of whom is an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of TIP (each, an “independent director”). An independent director serves as chair of the TIP Board. In addition, there are three standing committees of the TIP Board, to which the TIP Board has delegated certain authority and oversight responsibilities. The function of each of the committees is described below. The audit committee is comprised of three of the four independent directors, Mr. Carnaroli, Ms. Coleman, and Mr. McCalpin. Each of the four independent directors serves on the governance committee and the investment oversight committee. The independent directors conduct a self-evaluation annually, which process is overseen by the governance committee. As part of the self-evaluation, the TIP Board’s leadership and committee structures are reviewed to determine whether such structures are appropriate to enable the TIP Board to exercise its oversight of TIP. The TIP Board believes that its current leadership and committee structures enable it to effectively oversee the management of TIP.

Experience of Directors

Ms. Coleman’s seventeen years’ experience as a financial executive of a large, national foundation, where her responsibilities include formulating financial policy and oversight of accounting, tax, insurance, budget, and treasury functions, plus her prior experience as a senior auditor at a major public accounting firm, give her extensive knowledge of investment and financial management issues.

The following paragraph replaces the first full paragraph on page 5 of the statement of additional information:

Each of TIP’s independent directors also serves on the investment oversight committee of the TIP Board. The investment oversight committee’s primary function, which is set for in its charter, is to oversee the investment activities of each fund. The investment oversight committee’s responsibilities include, among others, (a) reviewing investment performance of each fund at least quarterly; (b) reviewing the investment objective of each fund and the performance of TAS and the money managers at least annually; and (c) reviewing the exposures and risk characteristics of each fund at least annually. The investment oversight committee met four times during the fiscal year ended December 31, 2012.

The following information under the heading “Money Manager Agreements” on page 8 of the statement of additional information is hereby amended by replacing the second paragraph with the following paragraph and deleting the third paragraph:

The Money Manager Agreements for AJO, LP, Brookfield Investment Management, Inc., Lansdowne Partners Limited Partnership, Marathon Asset Management, LLP (“Marathon-London”), Mission Value Partners, LLC, Mondrian Investment Partners Limited, OVS Capital Management LLP (“OVS”), Shapiro Capital Management, LLC, Smith Breeden Associates, Inc., Southeastern Asset Management, Inc. (“Southeastern”), and Wellington Management Company, LLP, were most recently approved by the TIP Board for continuation on June 25, 2013. The Money Manager Agreement with Glenhill Capital Advisors, LLC, effective October 1, 2013, was approved by the TIP Board on September 10, 2013, for an initial two-year term. On September 10, 2013, the TIP Board also approved a new Money Manager Agreement with Amundi Smith Breeden and an amended and restated Money Manager Agreement with Marathon-London, in addition to revised fee schedules with OVS and Southeastern.

The following information is hereby added to page 11 of the statement of additional information:

	Fulcrum Fee	Fulcrum Fee Return[a]
AJO	30 bp	200 bp
Brookfield Investment Management Inc.	150 bp	500 bp
Marathon Asset Management LLP [b]	88 bp	424 bp
Shapiro Capital Management LLC	73 bp	325 bp
Smith Breeden Associates, Inc. [c]	48 bp	205 bp

[a]	Excess return over manager’s benchmark required to receive fulcrum fee.

[b]	This Fulcrum Fee and Fulcrum Fee Return apply separately to the assets managed by Marathon-London in its ACWI and EAFE actively managed mandates.

[c]	This Fulcrum Fee and Fulcrum Fee Return apply to the assets managed by Amundi Smith Breeden in the actively managed mandate comprised of US Treasury inflation protected securities and other instruments.

The following information replaces similar disclosures on page 12 of the statement of additional information:

Computing and Remitting Fees. With respect to performance-based fees structured with the fulcrum fee concept, for a transition period following the inception of a money manager’s account, before the money manager’s strategies are fully implemented, the money manager generally receives a straight asset-based fee regardless of performance. At the conclusion of the transition period, the money manager may receive additional compensation based on the performance achieved during the transition period. Thereafter, the money manager is compensated according to its performance-based fee formula with the fee for a given month based on the money manager’s performance for a defined trailing period. With respect to one of the four cases in which the performance-based fees are not structured with a fulcrum fee concept, there is also a transition period, whereby annualized performance is calculated for the 12-month, 24-month, and 36-month periods and the annual performance-based fee is determined based on the performance calculated for each such period and reduced by the performance fees previously paid. With respect to the other three cases in which the performance-based fee is not structured with a fulcrum fee concept, the performance fee is paid annually based on a calendar year measurement period, in two cases, and monthly based on a calendar month measurement period, in the other case, so there is no transition period.

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The following information replaces similar disclosures on pages 57 of the statement of additional information:

Explanation of How Indices Will Be Used. The table below denotes the index relevant to those money managers whose compensation will be tied to their relative performance. As shown, in some cases the money managers have comparative indices different than the overall benchmark of the funds.

Fund/Money Manager	Index
Multi-Asset Fund	CPI + 5% and MAF Constructed Index (described in prospectus)
AJO, LP	S&P 500 Index
Brookfield Investment Management Inc.	FTSE EPRA/NAREIT Developed Index (effective January 1, 2013; prior to January 1, 2013, MSCI US REIT Index)
Glenhill Capital Advisors, LLC	Russell 3000 Index
Marathon Asset Management, LLP	MSCI All Country World Index; MSCI EAFE Index
Mission Value Partners, LLC	CPI (plus a designated spread)
OVS Capital Management LLP	1-Month US Treasury Bill
Shapiro Capital Management LLC	Russell 2000 Index
Smith Breeden Associates, Inc.	Barclays US Government Inflation-Linked Bond Index; 1-month LIBOR (plus a designated spread)

The following information is hereby added to the section entitled “Common Stock Indices” on page 58 of the statement of additional information:

MSCI EAFE Index.  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The following information is hereby added to the section entitled “US Common Stock Indices” on page 58 of the statement of additional information:

Russell 3000 Index.  The Russell 3000 Index is a market capitalization weighted index that measures the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market.

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FF INVESTMENT PROGRAM STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar disclosures on pages 64-65 of the statement of additional information:

Appendix C — Portfolio Managers

Other Accounts Managed (as of 12/31/2012)

Portfolio Managers	RICs		Pooled Funds		Other Accounts

	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET FUND
TAS
Laurence Lebowitz	1	$144	28	$5,538	10	$1,199
Trevor Graham	1	$144	3	$3,732	0	$0
John Thorndike	1	$144	3	$3,732	0	$0
SHORT-TERM FUND
TAS
Laurence Lebowitz	1	$5,403	28	$5,538	10	$1,199
John Thorndike	1	$5,403	3	$3,732	0	$0

Other Accounts Managed with a Performance-Based Advisory Fee (as of 12/31/2012)

Portfolio Managers	RICs		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET FUND
TAS
Laurence Lebowitz	0	$0	24	$4,750	0	$0
Trevor Graham	0	$0	2	$3,024	0	$0
John Thorndike	0	$0	2	$3,024	0	$0
SHORT-TERM FUND
TAS
Laurence Lebowitz	0	$0	24	$4,750	0	$0
John Thorndike	0	$0	2	$3,024	0	$0

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Portfolio Manager Compensation (as of 12/31/2012)

MULTI-ASSET FUND
TAS
Portfolio Managers: Laurence Lebowitz Trevor Graham John Thorndike
Compensation Structure	Salary Bonus Plan Retirement Plan
Specific Criteria

Salary is fixed.

Bonus − Cash bonus and deferred bonus are awarded on a discretionary basis with three primary components – individual performance, group performance, and firm performance. The deferred bonus is subject to a multi-year vesting schedule. The overall bonus pool from which discretionary bonus awards are made to participating staff is established based on a number of factors, including absolute and relative performance of MAF and other funds managed by TAS and its affiliates; market conditions; financial results of TAS, including affordability; base salaries; and qualitative aspects of TAS’s and the participating staff’s performance.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

SHORT-TERM FUND
TAS
Portfolio Managers: Laurence Lebowitz John Thorndike
Compensation Structure	Salary Bonus Plan Retirement Plan
Specific Criteria

Salary is fixed.

Bonus − Cash bonus and deferred bonus are awarded on a discretionary basis with three primary components – individual performance, group performance, and firm performance. The deferred bonus is subject to a multi-year vesting schedule. The overall bonus pool from which discretionary bonus awards are made to participating staff is established based on a number of factors, including absolute and relative performance of MAF and other funds managed by TAS and its affiliates; market conditions; financial results of TAS, including affordability; base salaries; and qualitative aspects of TAS’s and the participating staff’s performance.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

TIFF INVESTMENT PROGRAM STATEMENT OF ADDITIONAL INFORMATION

Please keep this supplement for future reference.

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